Cover	Jan. 10, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2023
Entity File Number	000-56351
Entity Registrant Name	REVIV3 PROCARE COMPANY
Entity Central Index Key	0001718500
Entity Tax Identification Number	47-4125218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Fremont Avenue
Entity Address, Address Line Two	Units 158 and 168
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	(888)
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9480 Telstar Avenue
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803